LONG-TERM DEBT - MORTGAGE (Schedule of long-term debt) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 09, 2015
Less: Deferred financing costs
Due After One Year, Total	$ 5,264,285	$ 5,409,908
Bond St. Building Brooklyn, NY Two [Member]
Mortgage:
Due Within One Year	168,501	162,569
Due After One Year	5,298,610	5,467,110
Less: Deferred financing costs
Due Within One Year
Due After One Year	34,325	57,202
Due Within One Year, Total	168,501	162,569
Due After One Year, Total	$ 5,264,285	$ 5,409,908
Current Annual Interest Rate	3.54%	3.54%	3.54%
Final Payment Date	Feb. 01, 2020